K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

December 31, 2009

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Grail Advisors ETF Trust
File Nos. 333-148082 and 811-22154
Post-Effective Amendment No. 7

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Grail Advisors ETF Trust (the “Trust”) is Post-Effective Amendment No. 7 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Grail McDonnell Intermediate Municipal Bond ETF and the Grail McDonnell Core Taxable Bond ETF (collectively, the “Funds”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to respond to comments provided by the staff of the Securities and Exchange Commission on Post-Effective Amendment No. 3 (accession no. 0001104659-09-057705) and to make non-material changes to the Funds’ prospectus and SAI.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9475.

Very truly yours,

/s/ Stacy Fuller

Stacy L. Fuller

Attachments

K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

December 31, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Grail Advisors ETF Trust

Grail McDonnell Intermediate Municipal Bond ETF

Grail McDonnell Core Taxable Bond ETF

File Nos.  333-148082; 811-22154

Post-Effective Amendment No. 7

Ladies and Gentlemen:

We have acted as counsel to Grail Advisors ETF Trust (“Trust”) in connection with the preparation of Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  In this capacity, we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP

K&L Gates LLP